Principal Group subsidiaries and associated companies (Details)
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		12 Months Ended
	Jan. 22, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 DZD (دج)	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 BDT (৳)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 HRK (kn)	Dec. 31, 2018 CZK (Kč)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 EGP (ج.م.)	Dec. 31, 2018 HUF (Ft)	Dec. 31, 2018 INR (₨)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2018 MYR (RM)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 MAD (د.م.)	Dec. 31, 2018 NZD ($)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2018 PKR (₨)	Dec. 31, 2018 PAB (B/.)	Dec. 31, 2018 PHP (₱)	Dec. 31, 2018 PLN (zł)	Dec. 31, 2018 RON ( )	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 SAR (ر.س)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 TRY (₺)	Dec. 31, 2018 AED (د.إ)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 UAH (₴)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2018 VEF ( )
Disclosure of subsidiaries [line items]
Principal group companies materiality of assets or sales to third parties		$ 25,000,000
Advanced Accelerator Applications (AAA) [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.10%
Subsidiaries [member] | Societe par actions SANDOZ, Algiers [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Société par actions SANDOZ
Principal place of business of subsidiary		Algiers
Country of incorporation of subsidiary		Algeria
Share/paid-in capital | دج					دج 650.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Argentina S.A., Buenos Aires [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Argentina S.A.
Principal place of business of subsidiary		Buenos Aires
Country of incorporation of subsidiary		Argentina
Share/paid-in capital						$ 906.1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Australia Pty Ltd
Principal place of business of subsidiary		Macquarie Park, NSW
Country of incorporation of subsidiary		Australia
Share/paid-in capital																																											$ 2
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Australia Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals Australia Pty Ltd
Principal place of business of subsidiary		Macquarie Park, NSW
Country of incorporation of subsidiary		Australia
Share/paid-in capital																																											3,800,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Pty Ltd
Principal place of business of subsidiary		Macquarie Park, NSW
Country of incorporation of subsidiary		Australia
Share/paid-in capital																																											11,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratories (Australia) Pty Ltd, Macquarie Park, NSW [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratories (Australia) Pty Ltd
Principal place of business of subsidiary		Macquarie Park, NSW
Country of incorporation of subsidiary		Australia
Share/paid-in capital																																											$ 2,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Austria GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Austria GmbH
Principal place of business of subsidiary		Vienna
Country of incorporation of subsidiary		Austria
Share/paid-in capital | €							€ 1,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Vienna [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma GmbH
Principal place of business of subsidiary		Vienna
Country of incorporation of subsidiary		Austria
Share/paid-in capital | €							1,100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz GmbH, Kundl [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz GmbH
Principal place of business of subsidiary		Kundl
Country of incorporation of subsidiary		Austria
Share/paid-in capital | €							32,700,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | EBEWE Pharma Ges.m.b.H Nfg. KG, Unterach am Attersee [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		EBEWE Pharma Ges.m.b.H Nfg. KG
Principal place of business of subsidiary		Unterach am Attersee
Country of incorporation of subsidiary		Austria
Share/paid-in capital | €							1,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis (Bangladesh) Limited, Gazipur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Bangladesh) Limited
Principal place of business of subsidiary		Gazipur
Country of incorporation of subsidiary		Bangladesh
Share/paid-in capital | ৳								৳ 162.5
Proportion of ownership interest in subsidiary		60.00%
Proportion of voting rights held in subsidiary		60.00%
Subsidiaries [member] | Novartis Pharma NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma NV
Principal place of business of subsidiary		Vilvoorde
Country of incorporation of subsidiary		Belgium
Share/paid-in capital | €							7,100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz NV
Principal place of business of subsidiary		Vilvoorde
Country of incorporation of subsidiary		Belgium
Share/paid-in capital | €							19,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon - Couvreur NV, Puurs [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon - Couvreur NV
Principal place of business of subsidiary		Puurs
Country of incorporation of subsidiary		Belgium
Share/paid-in capital | €							110,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratories Belgium BVBA, Puurs [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratories Belgium BVBA
Principal place of business of subsidiary		Puurs
Country of incorporation of subsidiary		Belgium
Share/paid-in capital | €							18,550
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon NV, Vilvoorde [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon NV
Principal place of business of subsidiary		Vilvoorde
Country of incorporation of subsidiary		Belgium
Share/paid-in capital | €							141,856
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Investment Ltd.
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital		$ 12,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Securities Investment Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Securities Investment Ltd.
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital | SFr				SFr 30,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Finance Services Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Finance Services Ltd.
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital | SFr				20,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Triangle International Reinsurance Limited, Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Triangle International Reinsurance Limited
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital | SFr				1,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Trinity River Insurance Co Ltd., Hamilton [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Trinity River Insurance Co Ltd.
Principal place of business of subsidiary		Hamilton
Country of incorporation of subsidiary		Bermuda
Share/paid-in capital		$ 370,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Biociencias S.A., Sao Paulo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Biociências S.A.
Principal place of business of subsidiary		São Paulo
Country of incorporation of subsidiary		Brazil
Share/paid-in capital | R$									R$ 265.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz do Brasil Industria Farmaceutica Ltda., Cambe, PR [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz do Brasil Indústria Farmacêutica Ltda.
Principal place of business of subsidiary		Cambé, PR
Country of incorporation of subsidiary		Brazil
Share/paid-in capital | R$									R$ 190.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Canada Inc., Dorval, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals Canada Inc.
Principal place of business of subsidiary		Dorval, Quebec
Country of incorporation of subsidiary		Canada
Share/paid-in capital										$ 1,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Canada Inc., Boucherville, Quebec [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Canada Inc.
Principal place of business of subsidiary		Boucherville, Quebec
Country of incorporation of subsidiary		Canada
Share/paid-in capital										80,800,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Canada Inc., Mississauga, Ontario [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Canada Inc.
Principal place of business of subsidiary		Mississauga, Ontario
Country of incorporation of subsidiary		Canada
Share/paid-in capital										2,500
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | CIBA Vision Canada Inc., Mississauga, Ontario [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CIBA Vision Canada Inc.
Principal place of business of subsidiary		Mississauga, Ontario
Country of incorporation of subsidiary		Canada
Share/paid-in capital										$ 82,886
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Chile S.A., Santiago de Chile [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Chile S.A.
Principal place of business of subsidiary		Santiago de Chile
Country of incorporation of subsidiary		Chile
Share/paid-in capital											$ 2.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratorios Chile Ltd., Santiago de Chile [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratorios Chile Ltd.
Principal place of business of subsidiary		Santiago de Chile
Country of incorporation of subsidiary		Chile
Share/paid-in capital											$ 2.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Beijing Novartis Pharma Co., Ltd., Beijing [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Beijing Novartis Pharma Co., Ltd.
Principal place of business of subsidiary		Beijing
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 30,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals (HK) Limited, Hong Kong [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals (HK) Limited
Principal place of business of subsidiary		Hong Kong
Country of incorporation of subsidiary		China
Share/paid-in capital												$ 200
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | China Novartis Institutes for BioMedical Research Co., Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		China Novartis Institutes for BioMedical Research Co., Ltd.
Principal place of business of subsidiary		Shanghai
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 320,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Suzhou Novartis Pharma Technology Co., Ltd., Changshu [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Suzhou Novartis Pharma Technology Co., Ltd.
Principal place of business of subsidiary		Changshu
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 109,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Shanghai Novartis Trading Ltd., Shanghai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Shanghai Novartis Trading Ltd.
Principal place of business of subsidiary		Shanghai
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 3,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz (China) Pharmaceutical Co., Ltd., Zhongshan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz (China) Pharmaceutical Co., Ltd.
Principal place of business of subsidiary		Zhongshan
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 57,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Hong Kong Limited, Hong Kong [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Hong Kong, Limited
Principal place of business of subsidiary		Hong Kong
Country of incorporation of subsidiary		China
Share/paid-in capital												$ 77,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon (China) Ophthalmic Product Co., Ltd., Beijing [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon (China) Ophthalmic Product Co., Ltd.
Principal place of business of subsidiary		Beijing
Country of incorporation of subsidiary		China
Share/paid-in capital		$ 60,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis de Colombia S.A., Santafe de Bogota [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis de Colombia S.A.
Principal place of business of subsidiary		Santafé de Bogotá
Country of incorporation of subsidiary		Colombia
Share/paid-in capital													$ 7,900.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Laboratorios Alcon de Colombia S.A., Santafe de Bogota [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Laboratorios Alcon de Colombia S.A.
Principal place of business of subsidiary		Santafé de Bogotá
Country of incorporation of subsidiary		Colombia
Share/paid-in capital													$ 20.9
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz d.o.o. farmaceutska industrija, Zagreb [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz d.o.o. farmaceutska industrija
Principal place of business of subsidiary		Zagreb
Country of incorporation of subsidiary		Croatia
Share/paid-in capital | kn														kn 25.6
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis s.r.o.
Principal place of business of subsidiary		Prague
Country of incorporation of subsidiary		Czech Republic
Share/paid-in capital | Kč															Kč 51.5
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz s.r.o.
Principal place of business of subsidiary		Prague
Country of incorporation of subsidiary		Czech Republic
Share/paid-in capital | Kč															44.7
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Pharmaceuticals (Czech Republic) s.r.o., Prague [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Pharmaceuticals (Czech Republic) s.r.o.
Principal place of business of subsidiary		Prague
Country of incorporation of subsidiary		Czech Republic
Share/paid-in capital | Kč															Kč 31.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Healthcare A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Healthcare A/S
Principal place of business of subsidiary		Copenhagen
Country of incorporation of subsidiary		Denmark
Share/paid-in capital | kr																kr 14,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz A/S
Principal place of business of subsidiary		Copenhagen
Country of incorporation of subsidiary		Denmark
Share/paid-in capital | kr																12,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Nordic A/S, Copenhagen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Nordic A/S
Principal place of business of subsidiary		Copenhagen
Country of incorporation of subsidiary		Denmark
Share/paid-in capital | kr																kr 501,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Ecuador S.A., Quito [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Ecuador S.A.
Principal place of business of subsidiary		Quito
Country of incorporation of subsidiary		Ecuador
Share/paid-in capital		$ 4,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma S.A.E., Cairo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma S.A.E.
Principal place of business of subsidiary		Cairo
Country of incorporation of subsidiary		Egypt
Share/paid-in capital | ج.م.																	ج.م. 193,800,000
Proportion of ownership interest in subsidiary		99.77%
Proportion of voting rights held in subsidiary		99.77%
Subsidiaries [member] | Sandoz Egypt Pharma S.A.E., New Cairo City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Egypt Pharma S.A.E.
Principal place of business of subsidiary		New Cairo City
Country of incorporation of subsidiary		Egypt
Share/paid-in capital | ج.م.																	ج.م. 250,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Finland Oy, Espoo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Finland Oy
Principal place of business of subsidiary		Espoo
Country of incorporation of subsidiary		Finland
Share/paid-in capital | €							459,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Groupe France S.A., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Groupe France S.A.
Principal place of business of subsidiary		Rueil-Malmaison
Country of incorporation of subsidiary		France
Share/paid-in capital | €							903,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma S.A.S., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma S.A.S.
Principal place of business of subsidiary		Rueil-Malmaison
Country of incorporation of subsidiary		France
Share/paid-in capital | €							43,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Advanced Accelerator Applications S.A., Saint Genis Pouilly [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Advanced Accelerator Applications S.A.
Principal place of business of subsidiary		Saint-Genis-Pouilly
Country of incorporation of subsidiary		France
Share/paid-in capital | €							9,600,000
Proportion of ownership interest in subsidiary		99.07%
Proportion of voting rights held in subsidiary		99.07%
Subsidiaries [member] | Sandoz S.A.S., Levallois-Perret [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz S.A.S.
Principal place of business of subsidiary		Levallois-Perret
Country of incorporation of subsidiary		France
Share/paid-in capital | €							5,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Laboratoires Alcon S.A.S., Rueil-Malmaison [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Laboratoires Alcon S.A.S.
Principal place of business of subsidiary		Rueil-Malmaison
Country of incorporation of subsidiary		France
Share/paid-in capital | €							12,900,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Deutschland GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Deutschland GmbH
Principal place of business of subsidiary		Nuremberg
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							155,500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma GmbH, Nuremberg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma GmbH
Principal place of business of subsidiary		Nuremberg
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							25,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Produktions GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Produktions GmbH
Principal place of business of subsidiary		Wehr
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							2,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Pharma GmbH, Freiburg im Breisgau [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Pharma GmbH
Principal place of business of subsidiary		Freiburg im Breisgau
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							512,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | WaveLight GmbH, Erlangen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		WaveLight GmbH
Principal place of business of subsidiary		Erlangen
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							6,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | CIBA Vision GmbH, Grosswallstadt [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CIBA Vision GmbH
Principal place of business of subsidiary		Grosswallstadt
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							15,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz International GmbH, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz International GmbH
Principal place of business of subsidiary		Holzkirchen
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | 1 A Pharma GmbH, Oberhaching [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		1 A Pharma GmbH
Principal place of business of subsidiary		Oberhaching
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							26,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Salutas Pharma GmbH, Barleben [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Salutas Pharma GmbH
Principal place of business of subsidiary		Barleben
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							42,100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | HEXAL AG, Holzkirchen [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		HEXAL AG
Principal place of business of subsidiary		Holzkirchen
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							93,700,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Aeropharm GmbH, Rudolstadt [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Aeropharm GmbH
Principal place of business of subsidiary		Rudolstadt
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							26,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Business Services GmbH, Wehr [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Business Services GmbH
Principal place of business of subsidiary		Wehr
Country of incorporation of subsidiary		Germany
Share/paid-in capital | €							25,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis (Hellas) S.A.C.I., Metamorphosis/Athens [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Hellas) S.A.C.I.
Principal place of business of subsidiary		Metamorphosis / Athens
Country of incorporation of subsidiary		Greece
Share/paid-in capital | €							23,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Hungary Healthcare Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Hungary Healthcare Limited Liability Company
Principal place of business of subsidiary		Budapest
Country of incorporation of subsidiary		Hungary
Share/paid-in capital | Ft																		Ft 545.6
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Hungary Limited Liability Company, Budapest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Hungary Limited Liability Company
Principal place of business of subsidiary		Budapest
Country of incorporation of subsidiary		Hungary
Share/paid-in capital | Ft																		Ft 883.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis India Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis India Limited
Principal place of business of subsidiary		Mumbai
Country of incorporation of subsidiary		India
Share/paid-in capital | ₨																			₨ 123.5
Proportion of ownership interest in subsidiary		70.68%
Proportion of voting rights held in subsidiary		70.68%
Subsidiaries [member] | Novartis Healthcare Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Healthcare Private Limited
Principal place of business of subsidiary		Mumbai
Country of incorporation of subsidiary		India
Share/paid-in capital | ₨																			60.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Private Limited, Mumbai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Private Limited
Principal place of business of subsidiary		Mumbai
Country of incorporation of subsidiary		India
Share/paid-in capital | ₨																			32.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratories (India) Private Limited, Bangalore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratories (India) Private Limited
Principal place of business of subsidiary		Bangalore
Country of incorporation of subsidiary		India
Share/paid-in capital | ₨																			₨ 1,100.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | PT. Novartis Indonesia, Jakarta [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		PT. Novartis Indonesia
Principal place of business of subsidiary		Jakarta
Country of incorporation of subsidiary		Indonesia
Share/paid-in capital | Rp																				Rp 7.7
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | PT. CIBA Vision Batam, Batam [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		PT. CIBA Vision Batam
Principal place of business of subsidiary		Batam
Country of incorporation of subsidiary		Indonesia
Share/paid-in capital | Rp																				Rp 11.9
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Ireland Limited, Dublin [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Ireland Limited
Principal place of business of subsidiary		Dublin
Country of incorporation of subsidiary		Ireland
Share/paid-in capital | €							25,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Ringaskiddy Limited, Ringaskiddy, County Cork [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Ringaskiddy Limited
Principal place of business of subsidiary		Ringaskiddy, County Cork
Country of incorporation of subsidiary		Ireland
Share/paid-in capital | €							2,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratories Ireland Limited, Cork City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratories Ireland Limited
Principal place of business of subsidiary		Cork City
Country of incorporation of subsidiary		Ireland
Share/paid-in capital | €							541,251
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Israel Ltd., Petach Tikva [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Israel Ltd.
Principal place of business of subsidiary		Petach Tikva
Country of incorporation of subsidiary		Israel
Share/paid-in capital | ₪																					₪ 1,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Farma S.p.A., Origgio [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Farma S.p.A.
Principal place of business of subsidiary		Origgio
Country of incorporation of subsidiary		Italy
Share/paid-in capital | €							18,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz S.p.A., Origgio [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz S.p.A.
Principal place of business of subsidiary		Origgio
Country of incorporation of subsidiary		Italy
Share/paid-in capital | €							1,700,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Industrial Products S.p.A., Rovereto [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Industrial Products S.p.A.
Principal place of business of subsidiary		Rovereto
Country of incorporation of subsidiary		Italy
Share/paid-in capital | €							2,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Italia S.p.A., Milan [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Italia S.p.A.
Principal place of business of subsidiary		Milan
Country of incorporation of subsidiary		Italy
Share/paid-in capital | €							3,700,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Holding Japan K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Holding Japan K.K.
Principal place of business of subsidiary		Tokyo
Country of incorporation of subsidiary		Japan
Share/paid-in capital | ¥			¥ 10.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma K.K.
Principal place of business of subsidiary		Tokyo
Country of incorporation of subsidiary		Japan
Share/paid-in capital | ¥			6,000.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Ciba-Geigy Japan Limited, Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Ciba-Geigy Japan Limited
Principal place of business of subsidiary		Tokyo
Country of incorporation of subsidiary		Japan
Share/paid-in capital | ¥			8.5
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz K.K., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz K.K.
Principal place of business of subsidiary		Tokyo
Country of incorporation of subsidiary		Japan
Share/paid-in capital | ¥			100.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Japan Ltd., Tokyo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Japan Ltd.
Principal place of business of subsidiary		Tokyo
Country of incorporation of subsidiary		Japan
Share/paid-in capital | ¥			¥ 500.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Baltics SIA, Riga [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Baltics SIA
Principal place of business of subsidiary		Riga
Country of incorporation of subsidiary		Latvia
Share/paid-in capital | €							3,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Investments S.a r.l., Luxembourg City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Investments S.à r.l.
Principal place of business of subsidiary		Luxembourg City
Country of incorporation of subsidiary		Luxembourg
Share/paid-in capital		$ 100,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Finance S.A., Luxembourg City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Finance S.A.
Principal place of business of subsidiary		Luxembourg City
Country of incorporation of subsidiary		Luxembourg
Share/paid-in capital		$ 100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Corporation (Malaysia) Sdn. Bhd., Kuala Lumpur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Corporation (Malaysia) Sdn. Bhd.
Principal place of business of subsidiary		Kuala Lumpur
Country of incorporation of subsidiary		Malaysia
Share/paid-in capital | RM																						RM 3.3
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratories (Malaysia) Sdn. Bhd., Petaling Jaya [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratories (Malaysia) Sdn. Bhd.
Principal place of business of subsidiary		Petaling Jaya
Country of incorporation of subsidiary		Malaysia
Share/paid-in capital | RM																						1.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | CIBA Vision Johor Sdn. Bhd., Kuala Lumpur [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CIBA Vision Johor Sdn. Bhd.
Principal place of business of subsidiary		Kuala Lumpur
Country of incorporation of subsidiary		Malaysia
Share/paid-in capital | RM																						RM 10.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Farmacéutica, S.A. de C.V.
Principal place of business of subsidiary		Mexico City
Country of incorporation of subsidiary		Mexico
Share/paid-in capital																							$ 205.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz, S.A. de C.V.
Principal place of business of subsidiary		Mexico City
Country of incorporation of subsidiary		Mexico
Share/paid-in capital																							468.2
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratorios, S.A. de C.V., Mexico City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratorios, S.A. de C.V.
Principal place of business of subsidiary		Mexico City
Country of incorporation of subsidiary		Mexico
Share/paid-in capital																							$ 5.9
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Maroc SA, Casablanca [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Maroc SA
Principal place of business of subsidiary		Casablanca
Country of incorporation of subsidiary		Morocco
Share/paid-in capital | د.م.																								د.م. 80.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Netherlands B.V., Arnhem [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Netherlands B.V.
Principal place of business of subsidiary		Arnhem
Country of incorporation of subsidiary		Netherlands
Share/paid-in capital | €							1,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma B.V., Arnhem [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma B.V.
Principal place of business of subsidiary		Arnhem
Country of incorporation of subsidiary		Netherlands
Share/paid-in capital | €							4,500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz B.V., Almere [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz B.V.
Principal place of business of subsidiary		Almere
Country of incorporation of subsidiary		Netherlands
Share/paid-in capital | €							907,560
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Nederland B.V., Arnhem [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Nederland B.V.
Principal place of business of subsidiary		Arnhem
Country of incorporation of subsidiary		Netherlands
Share/paid-in capital | €							18,151
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis New Zealand Ltd, Auckland [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis New Zealand Ltd
Principal place of business of subsidiary		Auckland
Country of incorporation of subsidiary		New Zealand
Share/paid-in capital																									$ 820,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Norge AS, Oslo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Norge AS
Principal place of business of subsidiary		Oslo
Country of incorporation of subsidiary		Norway
Share/paid-in capital | kr																										kr 1.5
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma (Pakistan) Limited, Karachi [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma (Pakistan) Limited
Principal place of business of subsidiary		Karachi
Country of incorporation of subsidiary		Pakistan
Share/paid-in capital | ₨																											₨ 3.9
Proportion of ownership interest in subsidiary		99.99%
Proportion of voting rights held in subsidiary		99.99%
Subsidiaries [member] | Novartis Pharma (Logistics), Inc., Panama City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma (Logistics), Inc.
Principal place of business of subsidiary		Panama City
Country of incorporation of subsidiary		Panama
Share/paid-in capital		$ 10,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Centroamerica S.A., Panama City [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Centroamerica S.A.
Principal place of business of subsidiary		Panama City
Country of incorporation of subsidiary		Panama
Share/paid-in capital | B/.																												B/. 1,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Biosciences Peru S.A., Lima [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Biosciences Perú S.A.
Principal place of business of subsidiary		Lima
Country of incorporation of subsidiary		Peru
Share/paid-in capital | S/																																													S/ 6.1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Healthcare Philippines, Inc., Manila [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Healthcare Philippines, Inc.
Principal place of business of subsidiary		Manila
Country of incorporation of subsidiary		Philippines
Share/paid-in capital | ₱																													₱ 298.8
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Philippines Corporation, Manila [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Philippines Corporation
Principal place of business of subsidiary		Manila
Country of incorporation of subsidiary		Philippines
Share/paid-in capital | ₱																													₱ 30.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Poland Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Poland Sp. z o.o.
Principal place of business of subsidiary		Warsaw
Country of incorporation of subsidiary		Poland
Share/paid-in capital | zł																														zł 44,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Polska Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Polska Sp. z o.o.
Principal place of business of subsidiary		Warsaw
Country of incorporation of subsidiary		Poland
Share/paid-in capital | zł																														25,600,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Lek S.A., Strykow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Lek S.A.
Principal place of business of subsidiary		Strykow
Country of incorporation of subsidiary		Poland
Share/paid-in capital | zł																														11,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Polska Sp. z o.o., Warsaw [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Polska Sp. z o.o.
Principal place of business of subsidiary		Warsaw
Country of incorporation of subsidiary		Poland
Share/paid-in capital | zł																														zł 750,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Portugal SGPS Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Portugal SGPS Lda.
Principal place of business of subsidiary		Porto Salvo
Country of incorporation of subsidiary		Portugal
Share/paid-in capital | €							500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Farma - Produtos Farmaceuticos S.A., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Farma - Produtos Farmacêuticos S.A.
Principal place of business of subsidiary		Porto Salvo
Country of incorporation of subsidiary		Portugal
Share/paid-in capital | €							2,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Farmaceutica Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Farmacêutica Lda.
Principal place of business of subsidiary		Porto Salvo
Country of incorporation of subsidiary		Portugal
Share/paid-in capital | €							499,900
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Portugal-Produtos e Equipamentos Oftalmologicos Lda., Porto Salvo [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Portugal-Produtos e Equipamentos Oftalmológicos Lda.
Principal place of business of subsidiary		Porto Salvo
Country of incorporation of subsidiary		Portugal
Share/paid-in capital | €							4,500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Services Romania S.R.L., Bucharest [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Services Romania S.R.L.
Principal place of business of subsidiary		Bucharest
Country of incorporation of subsidiary		Romania
Share/paid-in capital |																															3.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz S.R.L., Targu-Mures [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz S.R.L.
Principal place of business of subsidiary		Targu-Mures
Country of incorporation of subsidiary		Romania
Share/paid-in capital |																															105.2
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma LLC, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma LLC
Principal place of business of subsidiary		Moscow
Country of incorporation of subsidiary		Russian Federation
Share/paid-in capital | ₽																																₽ 20.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Neva LLC, St. Petersburg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Neva LLC
Principal place of business of subsidiary		St. Petersburg
Country of incorporation of subsidiary		Russian Federation
Share/paid-in capital | ₽																																500.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | ZAO Sandoz, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		ZAO Sandoz
Principal place of business of subsidiary		Moscow
Country of incorporation of subsidiary		Russian Federation
Share/paid-in capital | ₽																																57.4
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Farmacevtika LLC, Moscow [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Farmacevtika LLC
Principal place of business of subsidiary		Moscow
Country of incorporation of subsidiary		Russian Federation
Share/paid-in capital | ₽																																₽ 44.1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Saudi Pharmaceutical Distribution Co. Ltd., Riyadh [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Saudi Pharmaceutical Distribution Co. Ltd.
Principal place of business of subsidiary		Riyadh
Country of incorporation of subsidiary		Saudi Arabia
Share/paid-in capital | ر.س																																	ر.س 26.8
Proportion of ownership interest in subsidiary		75.00%
Proportion of voting rights held in subsidiary		75.00%
Subsidiaries [member] | Novartis (Singapore) Pte Ltd., Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Singapore) Pte Ltd.
Principal place of business of subsidiary		Singapore
Country of incorporation of subsidiary		Singapore
Share/paid-in capital																																		$ 100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Singapore Pharmaceutical Manufacturing Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Singapore Pharmaceutical Manufacturing Pte Ltd
Principal place of business of subsidiary		Singapore
Country of incorporation of subsidiary		Singapore
Share/paid-in capital																																		45,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Asia Pacific Pharmaceuticals Pte Ltd, Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Asia Pacific Pharmaceuticals Pte Ltd
Principal place of business of subsidiary		Singapore
Country of incorporation of subsidiary		Singapore
Share/paid-in capital																																		39,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Singapore Manufacturing Pte. Ltd., Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Singapore Manufacturing Pte. Ltd.
Principal place of business of subsidiary		Singapore
Country of incorporation of subsidiary		Singapore
Share/paid-in capital																																		101,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | CIBA Vision Asian Manufacturing and Logistics Pte Ltd., Singapore [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CIBA Vision Asian Manufacturing and Logistics Pte Ltd.
Principal place of business of subsidiary		Singapore
Country of incorporation of subsidiary		Singapore
Share/paid-in capital																																		$ 1,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Slovakia s.r.o., Bratislava [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Slovakia s.r.o.
Principal place of business of subsidiary		Bratislava
Country of incorporation of subsidiary		Slovakia
Share/paid-in capital | €							2,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Lek Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Lek Pharmaceuticals d.d.
Principal place of business of subsidiary		Ljubljana
Country of incorporation of subsidiary		Slovenia
Share/paid-in capital | €							48,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals d.d., Ljubjana [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Pharmaceuticals d.d.
Principal place of business of subsidiary		Ljubljana
Country of incorporation of subsidiary		Slovenia
Share/paid-in capital | €							1,500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis South Africa (Pty) Ltd, Midrand [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis South Africa (Pty) Ltd
Principal place of business of subsidiary		Midrand
Country of incorporation of subsidiary		South Africa
Share/paid-in capital | R																																			R 86,300,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz South Africa (Pty) Ltd, Kempton Park [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz South Africa (Pty) Ltd
Principal place of business of subsidiary		Kempton Park
Country of incorporation of subsidiary		South Africa
Share/paid-in capital | R																																			3,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratories (South Africa) (Pty) Ltd., Midrand [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratories (South Africa) (Pty) Ltd.
Principal place of business of subsidiary		Midrand
Country of incorporation of subsidiary		South Africa
Share/paid-in capital | R																																			R 201,820
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Korea Ltd., Seoul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Korea Ltd.
Principal place of business of subsidiary		Seoul
Country of incorporation of subsidiary		South Korea
Share/paid-in capital | ₩																																				₩ 24.5
Proportion of ownership interest in subsidiary		98.55%
Proportion of voting rights held in subsidiary		98.55%
Subsidiaries [member] | Alcon Korea Ltd., Seoul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Korea Ltd.
Principal place of business of subsidiary		Seoul
Country of incorporation of subsidiary		South Korea
Share/paid-in capital | ₩																																				₩ 33.8
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Farmaceutica, S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Farmacéutica, S.A.
Principal place of business of subsidiary		Barcelona
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €							63,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Farmaceutica S.A., Madrid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Farmacéutica S.A.
Principal place of business of subsidiary		Madrid
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €							270,450
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Industrial Products S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Industrial Products S.A.
Principal place of business of subsidiary		Les Franqueses del Vallés / Barcelona
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €							9,300,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Cusi S.A., Barcelona [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Cusi S.A.
Principal place of business of subsidiary		Barcelona
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €							10,100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Abadia Retuerta S.A., Sardon de Duero/Valladolid [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Abadia Retuerta S.A.
Principal place of business of subsidiary		Sardón de Duero / Valladolid
Country of incorporation of subsidiary		Spain
Share/paid-in capital | €							€ 6,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Sverige AB, Stockholm [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Sverige AB
Principal place of business of subsidiary		Stockholm
Country of incorporation of subsidiary		Sweden
Share/paid-in capital | kr																																					kr 5.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Overseas Investments AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Overseas Investments AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				1,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Japat AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Japat AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				50,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis International AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis International AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				10,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Holding AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Holding AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				100,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis International Pharmaceutical Investment AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis International Pharmaceutical Investment AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Ophthalmics AG, Fribourg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Ophthalmics AG
Principal place of business of subsidiary		Fribourg
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Bioventures AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Bioventures AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Forschungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Forschungsstiftung
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Stiftung fuer Kaderausbildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Stiftung für Kaderausbildung
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Mitarbeiterbeteiligungsstiftung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Mitarbeiterbeteiligungsstiftung
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Stiftung fuer Mensch und Umwelt, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Stiftung für Mensch und Umwelt
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Stiftung der Novartis AG fuer Erziehung, Ausbildung und Bildung, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				350,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis International Pharmaceutical AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis International Pharmaceutical AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Services AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Services AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				20,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Schweizerhalle AG, Muttenz [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Schweizerhalle AG
Principal place of business of subsidiary		Muttenz
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				18,900,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Stein AG, Stein [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Stein AG
Principal place of business of subsidiary		Stein
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				251,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharma Schweiz AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharma Schweiz AG
Principal place of business of subsidiary		Risch
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				5,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Advanced Accelerator Applications International SA, Geneve [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Advanced Accelerator Applications International SA
Principal place of business of subsidiary		Geneva
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				9,300,000
Proportion of ownership interest in subsidiary		99.00%
Proportion of voting rights held in subsidiary		99.00%
Subsidiaries [member] | Advanced Accelerator Applications Switzerland SA, Geneve [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Advanced Accelerator Applications Switzerland SA
Principal place of business of subsidiary		Geneva
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				200,000
Proportion of ownership interest in subsidiary		99.00%
Proportion of voting rights held in subsidiary		99.00%
Subsidiaries [member] | Sandoz AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				5,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Pharmaceuticals AG, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Pharmaceuticals AG
Principal place of business of subsidiary		Risch
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon AG, Fribourg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon AG
Principal place of business of subsidiary		Fribourg
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Management SA, Geneva [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Management SA
Principal place of business of subsidiary		Geneva
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Switzerland SA, Risch [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Switzerland SA
Principal place of business of subsidiary		Risch
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				100,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Pharmaceuticals Ltd., Fribourg [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Pharmaceuticals Ltd.
Principal place of business of subsidiary		Fribourg
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Roche Holding AG, Basel [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Roche Holding AG
Principal place of business of subsidiary		Basel
Country of incorporation of subsidiary		Switzerland
Share/paid-in capital | SFr				SFr 160,000,000
Proportion of ownership interest in subsidiary		6.00%
Proportion of voting rights held in subsidiary		33.33%
Subsidiaries [member] | Novartis (Taiwan) Co., Ltd., Taipei [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Taiwan) Co., Ltd.
Principal place of business of subsidiary		Taipei
Country of incorporation of subsidiary		Taiwan
Share/paid-in capital																																						$ 170.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis (Thailand) Limited, Bangkok [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis (Thailand) Limited
Principal place of business of subsidiary		Bangkok
Country of incorporation of subsidiary		Thailand
Share/paid-in capital | ฿																																							฿ 302.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratories (Thailand) Limited, Bangkok [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratories (Thailand) Limited
Principal place of business of subsidiary		Bangkok
Country of incorporation of subsidiary		Thailand
Share/paid-in capital | ฿																																							฿ 228.1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Saglik, Gida ve Tarim Urunleri Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.
Principal place of business of subsidiary		Istanbul
Country of incorporation of subsidiary		Turkey
Share/paid-in capital | ₺																																								₺ 98.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Farmanova Saglik Hizmetleri Ltd. Sti., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Farmanova Saglik Hizmetleri Ltd. Sti.
Principal place of business of subsidiary		Istanbul
Country of incorporation of subsidiary		Turkey
Share/paid-in capital | ₺																																								6.7
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Ilac Sanayi ve Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Ilaç Sanayi ve Ticaret A.S.
Principal place of business of subsidiary		Istanbul
Country of incorporation of subsidiary		Turkey
Share/paid-in capital | ₺																																								165.2
Proportion of ownership interest in subsidiary		99.99%
Proportion of voting rights held in subsidiary		99.99%
Subsidiaries [member] | Sandoz Grup Saglik Urunleri Ilaclari Sanayi ve Ticaret A.S., Gebze - Kocaeli [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Grup Saglik Ürünleri Ilaçlari Sanayi ve Ticaret A.S.
Principal place of business of subsidiary		Gebze - Kocaeli
Country of incorporation of subsidiary		Turkey
Share/paid-in capital | ₺																																								50.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratuvarlari Ticaret A.S., Istanbul [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratuvarlari Ticaret A.S.
Principal place of business of subsidiary		Istanbul
Country of incorporation of subsidiary		Turkey
Share/paid-in capital | ₺																																								₺ 25.2
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Ukraine LLC, Kiev [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Ukraine LLC
Principal place of business of subsidiary		Kiev
Country of incorporation of subsidiary		Ukraine
Share/paid-in capital | ₴																																												₴ 8.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Middle East FZE, Dubai [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Middle East FZE
Principal place of business of subsidiary		Dubai
Country of incorporation of subsidiary		United Arab Emirates
Share/paid-in capital | د.إ																																									د.إ 7.0
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis UK Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis UK Limited
Principal place of business of subsidiary		Frimley / Camberley
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																																										£ 25,500,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals UK Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals UK Limited
Principal place of business of subsidiary		Frimley / Camberley
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																																										5,400,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Grimsby Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Grimsby Limited
Principal place of business of subsidiary		Frimley / Camberley
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																																										250,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Ziarco Group Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Ziarco Group Limited
Principal place of business of subsidiary		Frimley / Camberley
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																																										3,904
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Limited
Principal place of business of subsidiary		Frimley / Camberley
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																																										2,000,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Eye Care UK Limited, Frimley/Camberley [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Eye Care UK Limited
Principal place of business of subsidiary		Frimley / Camberley
Country of incorporation of subsidiary		United Kingdom
Share/paid-in capital | £																																										£ 550,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Corporation
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 72,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Finance Corporation, New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Finance Corporation
Principal place of business of subsidiary		New York, NY
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Capital Corporation, New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Capital Corporation
Principal place of business of subsidiary		New York, NY
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Services, Inc., East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Services, Inc.
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis US Foundation, New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis US Foundation
Principal place of business of subsidiary		New York, NY
Country of incorporation of subsidiary		USA
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Pharmaceuticals Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Pharmaceuticals Corporation
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 5,200,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Institutes for BioMedical Research, Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Institutes for BioMedical Research, Inc.
Principal place of business of subsidiary		Cambridge, MA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | CoStim Pharmaceuticals Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CoStim Pharmaceuticals Inc.
Principal place of business of subsidiary		Cambridge, MA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Encore Vision, Inc., New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Encore Vision, Inc.
Principal place of business of subsidiary		New York, NY
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Endocyte, Inc., Lafayette, IN [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Endocyte, Inc.
Principal place of business of subsidiary		Lafayette, IN
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Navigate BioPharma Services, Inc., Carlsbad, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Navigate BioPharma Services, Inc.
Principal place of business of subsidiary		Carlsbad, CA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 100
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Reprixys Pharmaceuticals Corporation, East Hanover, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Reprixys Pharmaceuticals Corporation
Principal place of business of subsidiary		East Hanover, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Spinifex Pharmaceuticals, Inc., Wilmington, NC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Spinifex Pharmaceuticals, Inc.
Principal place of business of subsidiary		Wilmington, NC
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Institute for Functional Genomics, Inc., San Diego, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Institute for Functional Genomics, Inc.
Principal place of business of subsidiary		San Diego, CA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Advanced Accelerator Applications USA, Inc., New York, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Advanced Accelerator Applications USA, Inc.
Principal place of business of subsidiary		New York, NY
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		99.00%
Proportion of voting rights held in subsidiary		99.00%
Subsidiaries [member] | AveXis, Inc., Bannockburn, IL [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		AveXis, Inc.
Principal place of business of subsidiary		Bannockburn, IL
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Sandoz Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Sandoz Inc.
Principal place of business of subsidiary		Princeton, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 25,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Oriel Therapeutics, Inc., Durham, NC [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Oriel Therapeutics, Inc.
Principal place of business of subsidiary		Durham, NC
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Fougera Pharmaceuticals Inc., Melville, NY [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Fougera Pharmaceuticals Inc.
Principal place of business of subsidiary		Melville, NY
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Eon Labs, Inc., Princeton, NJ [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Eon Labs, Inc.
Principal place of business of subsidiary		Princeton, NJ
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratories, Inc., Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratories, Inc.
Principal place of business of subsidiary		Fort Worth, TX
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Refractivehorizons, LLC, Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Refractivehorizons, LLC
Principal place of business of subsidiary		Fort Worth, TX
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 10
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Research, Ltd., Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Research, Ltd.
Principal place of business of subsidiary		Fort Worth, TX
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 12.5
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Lensx, Inc., Aliso Viejo, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Lensx, Inc.
Principal place of business of subsidiary		Fort Worth, TX
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Laboratories Holding Corporation, Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Laboratories Holding Corporation
Principal place of business of subsidiary		Fort Worth, TX
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 10
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | WaveLight, Inc., Sterling, VA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		WaveLight, Inc.
Principal place of business of subsidiary		Sterling, VA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Tear Film Innovations, Inc., Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Tear Film Innovations, Inc.
Principal place of business of subsidiary		Fort Worth, TX
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | TrueVision Systems, Inc., Fort Worth, TX [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		TrueVision Systems, Inc.
Principal place of business of subsidiary		Fort Worth, TX
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | CIBA Vision Corporation LLC, Duluth, GA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		CIBA Vision Corporation LLC
Principal place of business of subsidiary		Duluth, GA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1,300,000
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis Vaccines and Diagnostics, Inc., Cambridge, MA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis Vaccines and Diagnostics, Inc.
Principal place of business of subsidiary		Cambridge, MA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 3
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | ClarVista Medical, Inc., Aliso Viejo, CA [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		ClarVista Medical, Inc.
Principal place of business of subsidiary		Aliso Viejo, CA
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Transcend Medical, Inc., Lake Forest, IL [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Transcend Medical, Inc.
Principal place of business of subsidiary		Lake Forest, IL
Country of incorporation of subsidiary		USA
Share/paid-in capital		$ 1
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Novartis de Venezuela, S.A., Caracas [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Novartis de Venezuela, S.A.
Principal place of business of subsidiary		Caracas
Country of incorporation of subsidiary		Venezuela
Share/paid-in capital |																																														1.4
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%
Subsidiaries [member] | Alcon Pharmaceutical, C.A., Caracas [member]
Disclosure of subsidiaries [line items]
Name of subsidiary		Alcon Pharmaceutical, C.A.
Principal place of business of subsidiary		Caracas
Country of incorporation of subsidiary		Venezuela
Share/paid-in capital |																																														5.5
Proportion of ownership interest in subsidiary		100.00%
Proportion of voting rights held in subsidiary		100.00%